Minimum Future Rentals on Non-Cancelable Operating Leases (Detail) (Operating Leases) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Schedule of Operating Leases [Line Items]
2012	$ 1,741	¥ 144,758
2013	1,143	95,032
2014	760	63,187
2015	484	40,238
2016	296	24,628
Thereafter	663	55,180
Total	$ 5,087	¥ 423,023